Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Detail) - USD ($)	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Cash and Cash Equivalents [Abstract]
Cash on hand and at banks	$ 11,306,011	$ 15,942,867
Money market funds	3,195,943	6,877,433
Total cash and cash equivalents	$ 14,501,954	$ 22,820,300	$ 32,385,376	$ 39,792,733